Schedule of reconciliation of income tax rate (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Income tax expense at Cayman statutory rate
Statutory rate	Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount
Income tax expense at Cayman statutory rate, percentage
Effect of foreign tax rates		$ (577)	$ (42)
Effect of foreign tax rates, percentage	17.00%	17.00%	17.00%
Tax effect on non-deductible expenses		$ 14
Tax effect on non-deductible expenses, percentage	(0.41%)	(0.41%)
Tax effect on non-taxable income
Tax effect on non-taxable income, percentage
Corporate tax exemption			$ 5
Corporate tax exemption, percentage			(2.03%)
Deferred tax assets not recognized		$ 114	$ 37
Deferred tax assets not recognized, percentage	(3.36%)	(3.36%)	(14.97%)
Effect of lower tax rates in foreign jurisdictions		$ 449
Effect of lower tax rates in foreign jurisdictions, percentage	(13.23%)	(13.23%)
(Over)/Under-provision in prior year		$ (9)
(Over)/Under-provision in prior year, percentage	0.27%	0.27%
Corporate tax rebate
Corporate tax rebate, percentage
Utilization of prior year tax losses
Utilization of prior year tax losses, percentage
Income tax benefit	$ (7)	$ (9)
Income tax expense/(benefit), percentage	0.27%	0.27%